Share capital - Rio Tinto plc (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of classes of share capital [abstract]
Summary of share capital - Rio Tinto plc

	2022 Number (million)	2021 Number (million)	2020 Number (million)	2022 US$m	2021 US$m	2020 US$m
Issued and fully paid up share capital of 10p each
At 1 January	1,255.795	1,255.756	1,259.345	207	207	207
Ordinary shares issued under the Global Employee Share plan (GESP)	0.050	0.039	0.039	—	—	—
Shares purchased and cancelled(a)	—	—	(3.628)	—	—	—
At 31 December	1,255.845	1,255.795	1,255.756	207	207	207
Shares held by public
At 1 January	1,248.141	1,246.904	1,249.924
Shares reissued from treasury under the GESP	1.464	1.198	0.569
Ordinary shares issued under the GESP	0.050	0.039	0.039
Shares purchased and cancelled(a)	—	—	(3.628)
At 31 December	1,249.655	1,248.141	1,246.904
Shares held in treasury	6.190	7.654	8.852
Shares held by public	1,249.655	1,248.141	1,246.904
Total share capital	1,255.845	1,255.795	1,255.756
Other share classes
Special Voting Share of 10p each(b)	1 only	1 only	1 only
DLC Dividend Share of 10p each(b)	1 only	1 only	1 only
(a)The authority for the company to buy back its ordinary shares was renewed at the 2021 annual general meeting. No shares were bought back and cancelled in 2022 or 2021 under the on-market buy-back programme. 3,627,568 shares were bought back in 2020 under the on-market buy-back programme.
(b)The “Special Voting Share” was issued to facilitate the joint voting by shareholders of Rio Tinto plc and Rio Tinto Limited on Joint Decisions, following the DLC Merger. The “DLC Dividend Share” was issued to a subsidiary of Rio Tinto Limited to facilitate the efficient management of funds within the DLC structure. In addition, an Equalisation Share is authorised but not issued and is governed by the terms of the DLC Merger Sharing Agreement.